Fair Value Measurements - Summary of Financial Assets and Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 4,342,356,612	$ 665,495,266	¥ 597,265,740
Derivative financial liability			3,289,676
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	4,342,356,612	665,495,266		¥ 597,265,740
Fair Value, Measurements, Recurring [Member] | Active market (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	3,686,543,199	564,987,463
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 655,813,413	$ 100,507,803	597,265,740
Derivative financial liability			¥ 3,289,676